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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Kingdon Capital Management, L.L.C.
Address: 152 West 57th Street
         New York, New York  10019


Form 13F File Number: 28-3496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter J. Cobos
Title:   Chief Financial Officer
Phone:   (212) 333-0100

Signature, Place, and Date of Signing:

    /s/ Peter J. Cobos     New York, New York   November 9, 2001
    _____________________  __________________   _________________
         [Signature]          [City, State]       [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name



































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     91

Form 13F Information Table Value Total:     $884,100,619


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-3498                  Mark Kingdon



























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
                                                KINGDON CAPITAL MANAGEMENT, LLC.
                                                            FORM 13F
                                                       September 30, 2001
  COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                          SHRS
                     TITLE                    MARKET      OR       SH/ PUT    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS      CUSIP      VALUE       PRN AMT  PRN CALL   DISCRETION     MGRS    SOLE    SHARED    NONE
--------------       --------      -----      -------     ------   --------   ----------     ----    ----------------------

4 Kids Entertainment
  Inc.              Common Stock  35086510   4,435,710     222,900   SH        Shared-Other  1        Sole
AMR Corp.           Common Stock  00176510   3,828,000     200,000   SH        Shared-Other  1        Sole
ARV Assisted Living Common Stock  00204C10   1,273,305     771,700   SH        Shared-Other  1        Sole
Alliance Data Sys.  Common Stock  01858110   7,046,000     433,600   SH        Shared-Other  1        Sole
Allied Waste        Common Stock  01958930  26,137,500   2,050,000   SH        Shared-Other  1        Sole
Aluminum Co.        Common Stock  01381710   9,303,000     300,000   SH        Shared-Other  1        Sole
Amerada Hess Corp.  Common Stock  02355110  15,875,000     250,000   SH        Shared-Other  1        Sole
American Home
  Products          Common Stock  02660910  16,863,375     289,500   SH        Shared-Other  1        Sole
Americredit Corp.   Common Stock  03060R10  15,810,000     500,000   SH        Shared-Other  1        Sole
AntiGenics Inc      Common Stock  03703210   2,425,649     189,652   SH        Shared-Other  1        Sole
Apria Healthcare
  Group In          Common Stock  03793310  15,576,260     601,400   SH        Shared-Other  1        Sole
Arch Coal Inc.      Common Stock  03938010   1,510,080      96,800   SH        Shared-Other  1        Sole
Avon Products Inc.  Common Stock  05430310  11,692,000     252,800   SH        Shared-Other  1        Sole
Bally Total Fitness Common Stock  05873K10  23,927,211   1,178,100   SH        Shared-Other  1        Sole
Bank One Corp.      Common Stock  06423A10  12,588,000     400,000   SH        Shared-Other  1        Sole
Barr Labs Inc.      Common Stock  06830610  27,671,000     350,000   SH        Shared-Other  1        Sole
Brinker Int'l Inc.  Common Stock  10964110   1,181,000      50,000   SH        Shared-Other  1        Sole
Bunge Ltd.          Common Stock  G1696210  14,535,000     855,000   SH        Shared-Other  1        Sole
CV Therapeutics     Common Stock  12666710   9,883,440     254,400   SH        Shared-Other  1        Sole
Cemex ADR           ADR           15129088   6,778,200     330,000   SH        Shared-Other  1        Sole
Cendant Corp.       Common Stock  15131310   2,944,000     230,000   SH        Shared-Other  1        Sole
Ceridian Corp.      Common Stock  15677910   3,447,056     237,728   SH        Shared-Other  1        Sole
Circuit City Stores Common Stock  17273710   6,600,000     550,000   SH        Shared-Other  1        Sole
Clear Channel Comm. Common Stock  18450210  11,925,000     300,000   SH        Shared-Other  1        Sole
Commonwealth Tele.
  Inc.              Common Stock  20334910   6,089,475     165,700   SH        Shared-Other  1        Sole
CompuCredit Corp.   Common Stock  20478N10   3,576,430     500,200   SH        Shared-Other  1        Sole
Constellation
  Energy            Common Stock  21037110  20,570,000     850,000   SH        Shared-Other  1        Sole
Dana Corp.          Common Stock  23581110   6,240,000     400,000   SH        Shared-Other  1        Sole
Diebold Inc.        Common Stock  25365110   9,890,760     259,600   SH        Shared-Other  1        Sole
Duke Energy Corp.   Common Stock  26439910  11,355,000     300,000   SH        Shared-Other  1        Sole
El Paso Corp.       Common Stock  28336L10   6,855,750     165,000   SH        Shared-Other  1        Sole




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Enchira Biotech.
  Corp.             Common Stock  29251Q10     790,000   1,000,000   SH        Shared-Other  1        Sole
Enzon Inc.          Common Stock  29390410  10,198,000     200,000   SH        Shared-Other  1        Sole
Extreme Networks    Common Stock  30226D10   5,528,000     800,000   SH        Shared-Other  1        Sole
Exxon Mobil Corp.   Common Stock  30231G10  15,760,000     400,000   SH        Shared-Other  1        Sole
Finisar Corp.       Common Stock  31787A10   1,980,000     500,000   SH        Shared-Other  1        Sole
Flamel Tech. ADR    ADR           33848810     683,700     645,000   SH        Shared-Other  1        Sole
Flir Systems Inc.   Common Stock  30244510   7,873,789     191,950   SH        Shared-Other  1        Sole
Foundry Networks    Common Stock  35063R10   6,197,015   1,024,300   SH        Shared-Other  1        Sole
Fresenius D         Class D
                      Preferred
                      Stock       35802920      15,008     416,900   SH        Shared-Other  1        Sole
Galileo Int'l Inc.  Common Stock  36354710  17,513,136     843,600   SH        Shared-Other  1        Sole
Gemstar - TV Guide
  Int'l             Common Stock  36866W10   6,898,500     350,000   SH        Shared-Other  1        Sole
General Motors
  Corp.             Common Stock  37044210  42,900,000   1,000,000   SH        Shared-Other  1        Sole
Goldman Sachs       Common Stock  38141G10  14,270,000     200,000   SH        Shared-Other  1        Sole
Health Mgmt. Sys.   Common Stock  42219M10     697,500     450,000   SH        Shared-Other  1        Sole
Housing Bank ADR    ADR           40400820     506,636      49,188   SH        Shared-Other  1        Sole
I2 Tech.            Common Stock  46575410   5,612,967   1,608,300   SH        Shared-Other  1        Sole
ICN Pharm. Inc.     Common Stock  44892410  31,704,320   1,203,200   SH        Shared-Other  1        Sole
IDEC
  Pharmaceuticals   Common Stock  44937010  24,780,000     500,000   SH        Shared-Other  1        Sole
IMS Health Inc.     Common Stock  44993410  12,525,000     500,000   SH        Shared-Other  1        Sole
Infosys Tech. Ltd.  ADR           45678810   3,120,663      92,300   SH        Shared-Other  1        Sole
Integrated Device
  Tech.             Common Stock  45811810   5,012,500     250,000   SH        Shared-Other  1        Sole
Intimate Brands
  Inc.              Common Stock  46115610   9,166,500   1,018,500   SH        Shared-Other  1        Sole
JP Morgan Chase
  & Co.             Common Stock  46625H10  30,222,750     885,000   SH        Shared-Other  1        Sole
Kinder Morgan Mgmt. Common Stock  49455U10  24,115,000     700,000   SH        Shared-Other  1        Sole
Kmart Corp.         Common Stock  48258410   4,946,124     707,600   SH        Shared-Other  1        Sole
Korea Telecom ADR   ADR           50063P10   9,145,000     500,000   SH        Shared-Other  1        Sole
Kraft Foods Inc.    Common Stock  50075N10  14,607,250     425,000   SH        Shared-Other  1        Sole
Laser Mortgage      Common Stock  51806D10   2,462,652     612,600   SH        Shared-Other  1        Sole
Limited             Common Stock  53271610   9,819,200   1,033,600   SH        Shared-Other  1        Sole
Lincare Holdings    Common Stock  53279110  14,452,104     546,600   SH        Shared-Other  1        Sole
Liz Claiborne Inc.  Common Stock  53932010   7,426,900     197,000   SH        Shared-Other  1        Sole
Lockheed Martin Co. Common Stock  53983010   4,375,000     100,000   SH        Shared-Other  1        Sole
Luminent Inc.       Common Stock  55027R10   1,419,467     713,300   SH        Shared-Other  1        Sole
Mine Safety
  Appliances        Common Stock  60272010   4,824,900     107,220   SH        Shared-Other  1        Sole
Nat'l Semiconductor Common Stock  63764010   5,512,500     250,000   SH        Shared-Other  1        Sole
Netopia Inc.        Common Stock  64114K10   1,910,506     484,900   SH        Shared-Other  1        Sole
Network Appliance   Common Stock  64120L10   5,100,000     750,000   SH        Shared-Other  1        Sole
Next Level Comm.    Common Stock  65333U10   2,334,165     765,300   SH        Shared-Other  1        Sole





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Niagara Mohawk
  Holdings          Common Stock  65352010   8,485,000     500,000   SH        Shared-Other  1        Sole
Nx Networks Inc.    Common Stock  62947810     419,333   2,207,018   SH        Shared-Other  1        Sole
Packaging Corp.
  of Amer.          Common Stock  69515610  25,799,955   1,669,900   SH        Shared-Other  1        Sole
Prodigy Comm. Corp. Common Stock  74283P20   1,098,000     200,000   SH        Shared-Other  1        Sole
Proxim Inc.         Common Stock  74428410   3,880,000     400,000   SH        Shared-Other  1        Sole
QLogic Corp.        Common Stock  74727710   5,700,000     300,000   SH        Shared-Other  1        Sole
Schering Plough     Common Stock  80660510  27,825,000     750,000   SH        Shared-Other  1        Sole
Sears Roebuck & Co. Common Stock  81238710  10,392,000     300,000   SH        Shared-Other  1        Sole
Sorrento Networks   Common Stock  83586Q10     582,667     301,900   SH        Shared-Other  1        Sole
Sprint Corp PCS     Common Stock  85206150  10,516,000     400,000   SH        Shared-Other  1        Sole
Sprint Corp.        Common Stock  85206110  14,406,000     600,000   SH        Shared-Other  1        Sole
Stratos Lightwave
  Inc.              Common Stock  86310010   3,610,080   1,046,400   SH        Shared-Other  1        Sole
Sysco Corp.         Common Stock  87182910  12,770,000     500,000   SH        Shared-Other  1        Sole
Telefono Mexico ADR ADR           87940378   3,713,350     115,000   SH        Shared-Other  1        Sole
Transocean Sedco
  Forex             Common Stock  G9007810  13,200,000     500,000   SH        Shared-Other  1        Sole
Triad Hospitals
  Inc.              Common Stock  89579K10  10,457,160     295,400   SH        Shared-Other  1        Sole
United Parcel
  Service           Common Stock  91131210   5,198,000     100,000   SH        Shared-Other  1        Sole
Venator Group       Common Stock  34484910   8,651,325     567,300   SH        Shared-Other  1        Sole
Virata Corp.        Common Stock  92764610   5,215,575     529,500   SH        Shared-Other  1        Sole
Visible Genetics
  Inc.              Common Stock  92829S10   5,522,220     278,900   SH        Shared-Other  1        Sole
Visteon Corp.       Common Stock  92839U10   6,375,000     500,000   SH        Shared-Other  1        Sole
Waste Management
  Inc               Common Stock  94106L10  16,044,000     600,000   SH        Shared-Other  1        Sole






















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